UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     T2 Partners Management, L.P.
Address:  767 Fifth Avenue, 18th Floor
          New York, NY  10153

Form 13F File Number:  028-12232

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Glenn Tongue
Title:    Managing Partner
Phone:    212-386-7161

Signature, Place, and Date of Signing:

       /s/ Glenn Tongue               New York, NY               May 14, 2012
       ----------------               ------------               ------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1
                                         -----------

Form 13F Information Table Entry Total:           70
                                         -----------

Form 13F Information Table Value Total:  $   345,109
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number        Name

1         028-13305                   Centaur Capital Management LP

           COLUMN 1                COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ ---------------- --------- ----------- -------------------- ---------- -------- ---------------------
                                                                                                                 VOTING AUTHORITY
                                   TITLE OF                  VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ---------------------
        NAME OF ISSUER              CLASS         CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------ ---------------- --------- ----------- ----------- --- ---- ---------- -------- --------- ------ ----
ACCENTURE PLC IRELAND          SHS CLASS A      G1151C101         968      15,000 SH       Other      1           15,000
ACTIVISION BLIZZARD INC        COM              00507V109       4,487     350,000 SH       Other      1          350,000
ALEXANDER & BALDWIN INC        COM              014482103       8,438     174,172 SH       Sole                  174,172
ALLEGHANY CORP DEL             COM              017175100       1,810       5,500 SH       Other      1            5,500
AMERICAN INTL GROUP INC        COM NEW          026874784       8,440     273,765 SH       Sole                  273,765
AMERICAN INTL GROUP INC        *W EXP 01/19/202 026874156         852      80,061 SH       Sole                   80,061
ANCESTRY COM INC               COM              032803108       4,548     200,000 SH       Other      1          200,000
ANHEUSER BUSCH INBEV SA/NV     SPONSORED ADR    03524A108       6,584      90,540 SH       Sole                   90,540
APPLE INC                      COM              037833100       1,139       1,900 SH       Other      1            1,900
ASPEN INSURANCE HOLDINGS LTD   SHS              G05384105       2,794     100,000 SH       Other      1          100,000
BANK OF AMERICA CORPORATION    COM              060505104       3,924     410,000 SH  CALL Sole                  410,000
BERKSHIRE HATHAWAY INC DEL     CL A             084670108         488           4 SH       Sole                        4
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702      14,384     177,250 SH       Sole                  177,250
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702      76,265     939,800 SH  CALL Sole                  939,800
CALAMOS ASSET MGMT INC         CL A             12811R104       1,770     135,000 SH       Other      1          135,000
CAPITAL SOUTHWEST CORP         COM              140501107       1,156      12,230 SH       Other      1           12,230
CISCO SYS INC                  COM              17275R102       3,173     150,000 SH       Other      1          150,000
CITIGROUP INC                  COM NEW          172967424      11,395     311,764 SH       Sole                  311,764
DAILY JOURNAL CORP             COM              233912104         287       3,683 SH       Sole                    3,683
DELIA'S INC NEW                COM              246911101       4,505   3,217,439 SH       Sole                3,217,439
DELL INC                       COM              24702R101       4,980     300,000 SH       Other      1          300,000
DELL INC                       COM              24702R101       7,762     467,706 SH       Sole                  467,706
DELL INC                       COM              24702R101       1,696     100,000 SH  CALL Sole                  100,000
DIAMOND OFFSHORE DRILLING IN   COM              25271C102       2,136      32,000 SH       Other      1           32,000
E M C CORP MASS                COM              268648102       2,241      75,000 SH       Other      1           75,000
FIFTH STREET FINANCE CORP      COM              31678A103       1,074     110,000 SH       Other      1          110,000
GOLDMAN SACHS GROUP INC        COM              38141G104       8,539      68,656 SH       Sole                   68,656
GOLDMAN SACHS GROUP INC        COM              38141G104      12,437     100,000 SH  CALL Sole                  100,000
HOWARD HUGHES CORP             COM              44267D107      17,350     271,647 SH       Sole                  271,647
ICONIX BRAND GROUP INC         COM              451055107       1,999     115,000 SH       Other      1          115,000
IDT CORP                       CL B NEW         448947507       1,267     135,700 SH       Other      1          135,700
INTERACTIVE BROKERS GROUP IN   COM              45841N107       1,360      80,000 SH       Other      1           80,000
INTERDIGITAL INC               COM              45867G101       1,394      40,000 SH       Other      1           40,000
IRIDIUM COMMUNICATIONS INC     COM              46269C102       4,176     476,709 SH       Sole                  476,709
IRIDIUM COMMUNICATIONS INC     *W EXP 02/14/201 46269C110      18,292   7,212,276 SH       Sole                7,212,276
IRIDIUM COMMUNICATIONS INC     *W EXP 02/14/201 46269C128          14       7,303 SH       Sole                    7,303
JEFFERIES GROUP INC NEW        COM              472319102       1,361      72,278 SH       Sole                   72,278
JPMORGAN CHASE & CO            *W EXP 10/28/201 46634E114       2,083     155,700 SH       Sole                  155,700
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100         991      20,000 SH       Other      1           20,000
MEDTRONIC INC                  COM              585055106       1,568      40,000 SH       Other      1           40,000
MFC INDL LTD                   COM              55278T105       3,731     485,214 SH       Other      1          485,214
MICROSOFT CORP                 COM              594918104       3,776     117,067 SH       Sole                  117,067
MICROSOFT CORP                 COM              594918104       1,613      50,000 SH  CALL Sole                   50,000
MIDAS GROUP INC                COM              595626102         304      26,481 SH       Sole                   26,481
MVC CAPITAL INC                COM              553829102       1,274      97,000 SH       Other      1           97,000
NELNET INC                     CL A             64031N108         449      17,313 SH       Sole                   17,313
NETFLIX INC                    COM              64110L106       9,775      84,971 SH       Sole                   84,971
NEWS CORP                      CL A             65248E104       1,496      76,000 SH       Other      1           76,000
PENNEY J C INC                 COM              708160106      10,008     282,467 SH       Sole                  282,467
PENNEY J C INC                 COM              708160106         425      12,000 SH  CALL Sole                   12,000
PEP BOYS MANNY MOE & JACK      COM              713278109       7,701     516,134 SH       Sole                  516,134
PRIMUS TELECOMMUNICATIONS GR   COM              741929301       5,253     326,689 SH       Sole                  326,689
PROMOTORA DE INFORMACIONES S   ADR CL B CONV    74343G303       6,669   1,533,039 SH       Sole                1,533,039
PROMOTORA DE INFORMACIONES S   ADR CL A SHS     74343G204          21       6,533 SH       Sole                    6,533
RESOURCE AMERICA INC           CL A             761195205       6,869   1,088,612 SH       Sole                1,088,612
SANDISK CORP                   COM              80004C101       9,281     187,150 SH       Sole                  187,150
SANOFI                         SPONSORED ADR    80105N105       2,131      55,000 SH       Other      1           55,000
SENSATA TECHNOLOGIES HLDG BV   SHS              N7902X106       1,339      40,000 SH       Sole                   40,000
SPARK NETWORKS INC             COM              84651P100       1,437     319,326 SH       Sole                  319,326
TELULAR CORP                   COM NEW          87970T208       2,164     255,800 SH       Other      1          255,800
TUCOWS INC                     COM              898697107         153     123,650 SH       Sole                  123,650
TWO HBRS INVT CORP             COM              90187B101         164      16,195 SH       Sole                   16,195
TWO HBRS INVT CORP             *W EXP 11/07/201 90187B119         111     482,476 SH       Sole                  482,476
VONAGE HLDGS CORP              COM              92886T201       1,768     800,000 SH       Other      1          800,000
WELLS FARGO & CO NEW           COM              949746101           3         100 SH       Sole                      100
WELLS FARGO & CO NEW           COM              949746101       7,746     226,900 SH  CALL Sole                  226,900
WELLS FARGO & CO NEW           *W EXP 10/28/201 949746119       3,686     366,350 SH       Sole                  366,350
WESTELL TECHNOLOGIES INC       CL A             957541105       1,398     600,000 SH       Other      1          600,000
WEYCO GROUP INC                COM              962149100       1,410      59,497 SH       Sole                   59,497
XEROX CORP                     COM              984121103       2,828     350,000 SH       Other      1          350,000